Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Financial Liabilities [abstract]
Summary of Other Financial Liabilities
The account breaks down as follows as of the indicated dates:

	12.31.25	12.31.24
Creditors for Purchase to be Settled	39,979,209	49,299,271
Collections and Other Transactions on Behalf of Third Parties	429,821,781	378,654,594
Obligations for Purchase Financing	3,048,986,700	3,214,060,031
Creditors for Purchase of Foreign Currency to be Settled	—	82,777,551
Accrued Fees Payable	28,112,674	24,383,268
Sundry Items Subject to Minimum Cash	70,248,265	104,232,088
Sundry Items not Subject to Minimum Cash(*)	534,261,567	647,332,598
Lease Liabilities(**)	44,196,888	70,662,225
Cash or equivalents for purchases or cash sales to be settled	9,816,450	15,703,458
Financial Liabilities for guarantees and sureties granted (financial guarantee contracts)	841,320	9,507,685
Other Financial Liabilities(***)	31,610,059	34,992,998
Total	4,237,874,913	4,631,605,767
(*) It mainly includes amounts corresponding to transactions with clearing houses.
(**) See Note 16.
(***) Includes the PCE of contingent commitments and revocable agreed-upon current account advances.